INVESTMENTS IN SUBSIDIARIES - Summarized statement of cash flows - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Investments in subsidiaries
Dividend restrictions		$ 229	$ 1,033
Global Telecom Holding S.A.E
Investments in subsidiaries
Proportion of ownership interest in subsidiary		99.60%	99.60%
Algeria
Investments in subsidiaries
Proportion of ownership interest in subsidiary		0.00%	45.60%
Put option, percentage ownership sold (in percentage)	45.57%
Maximum
Investments in subsidiaries
Proportion of ownership interest in subsidiary		50.00%
Maximum | Global Telecom Holding S.A.E
Investments in subsidiaries
Proportion of ownership interest in subsidiary		50.00%